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                                STI CLASSIC FUNDS

                        SUPPLEMENT DATED JUNE 2, 2005 TO
                         PROSPECTUS DATED MARCH 21, 2005
              NORTH CAROLINA TAX-EXEMPT BOND FUND - A AND L SHARES

THE FOLLOWING LANGUAGE IS TO BE INSERTED ON PAGE 6 AS THE SECOND PARAGRAPH UNDER THE MINIMUM PURCHASES SECTION:

     Purchases of L Shares of a Fund requested in an amount of $1,000,000 or more will automatically be made in A Shares of that Fund.




               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE



                                                                 SPALNCTEB0605


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                                STI CLASSIC FUNDS

                        SUPPLEMENT DATED JUNE 2, 2005 TO
                         PROSPECTUS DATED APRIL 1, 2005
                          LIFE VISION FUNDS - L SHARES

THE FOLLOWING LANGUAGE IS TO BE INSERTED ON PAGE 22 AS THE SECOND PARAGRAPH UNDER THE MINIMUM/MAXIMUM PURCHASES SECTION:

     Purchases of L Shares of a Fund requested in an amount of $1,000,000 or more will automatically be made in A Shares of that Fund.



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE



                                                                   STISPLLV0605

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                THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

                                STI CLASSIC FUNDS
                         PRIME QUALITY MONEY MARKET FUND
                  U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
                         U.S. TREASURY MONEY MARKET FUND

                          SUPPLEMENT DATED JUNE 2, 2005
                     TO THE PROSPECTUS DATED OCTOBER 1, 2004
                               MONEY MARKET FUNDS
                               A SHARES - L SHARES

1. THE FOLLOWING LANGUAGE IS INSERTED ON PAGE 15 AS THE SECOND PARAGRAPH UNDER THE MINIMUM PURCHASES SECTION:

     Purchases of L Shares of a Fund requested in an amount of $1,000,000 or more will automatically be made in A Shares of that Fund.



2. EFFECTIVE MAY 1, 2005, THE INFORMATION IN THE "PURCHASING, SELLING AND EXCHANGING FUND SHARES" SECTION OF THE PROSPECTUS IS REVISED AS FOLLOWS.

THE SECOND PARAGRAPH UNDER THE HEADING "WHEN CAN YOU PURCHASE SHARES?" IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Funds receive your purchase order. Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally 4:00 p.m., Eastern Time.) So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Funds must receive your order before 10:30 a.m., Eastern Time for the Tax-Exempt Money Market Fund and Virginia Tax-Free Money Market Fund or before 3:00 p.m., Eastern Time for the Prime Quality Money Market Fund, U.S. Government Securities Money Market Fund and U.S. Treasury Money Market Fund. Also each Fund must receive federal funds (readily available funds) before 4:00 p.m., Eastern Time. Otherwise, your purchase order will be effective the following Business Day, as long as each Fund receives federal funds before the Funds calculate their NAV the following day.

THE FIFTH PARAGRAPH UNDER THE HEADING "HOW TO SELL YOUR FUND SHARES" IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

Redemption orders must be received by the Funds on any Business Day before 10:30 a.m., Eastern Time for the Tax-Exempt Money Market Fund and Virginia Tax-Free Money Market Fund or 3:00 p.m., Eastern Time for the Prime Quality Money Market Fund, U.S. Government


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Securities Money Market Fund and U.S. Treasury Money Market Fund. Orders
received after these times will be executed the following Business Day.

3. EFFECTIVE JANUARY 1, 2005, GREG HALLMAN, KIM MAICHLE AND DEAN SPEER REPLACE DAVID S. YEALY AS CO-PORTFOLIO MANAGERS OF THE PRIME QUALITY MONEY MARKET FUND AND THE U.S. TREASURY MONEY MARKET FUND. THEREFORE, THE "PORTFOLIO MANAGERS"
SECTION IN THE PROSPECTUS IS REVISED AS FOLLOWS:

Mr. Greg Hallman has served as an Associate of Trusco since July 1999. He has co-managed the PRIME QUALITY MONEY MARKET FUND and the U.S. TREASURY MONEY MARKET FUND since November 2004. Greg has more than 5 years of investment experience.

Ms. Kim Maichle, CFA, has served as a Vice President of Trusco since July 1992. She has co-managed the PRIME QUALITY MONEY MARKET FUND and U.S. TREASURY MONEY MARKET FUND since November 2004. Kim has more than 12 years of investment experience.

Mr. Dean Speer, CFA, CPA, has served as a Vice President of Trusco since June 2001. He has co-managed the PRIME QUALITY MONEY MARKET FUND and U.S. TREASURY MONEY MARKET FUND since January 2005. Prior to joining Trusco, Mr. Speer served as the Finance Director at Stetson University from August 1998 to April 2001. He has more than 6 years of investment experience.



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE





                                                                 STISPALMM0605